Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 15,822	$ 15,821	$ 14,664
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation for premises and equipment	1,018	962	1,068
Provision for loan losses	1,100	1,130	1,404
Amortization of premiums and accretion of discounts	3,584	2,700	2,296
Origination of loans held for sale		(325)	(3,287)
Proceeds from sale of loans held for sale		411	3,448
Gain on sale of loans held for sale	1	(6)	(40)
Net realized gain on securities available for sale	(746)	(937)
Net impairment losses on investment securities	31	447	1,239
Net realized loss on derivatives	550	2,005	711
Amortization of intangible assets	251	332	413
Compensation expense on ESOP and MRP	1,602	1,445	1,232
Compensation expense on stock options	563	380	355
Increase of cash surrender value of bank owned life insurance	(609)	(704)	(717)
Decrease in accrued interest receivable	1,159	380	705
Increases in deferred tax asset	(390)	(1,821)	(377)
Decrease in prepaid FDIC assessment	1,335	1,168	1,777
(Increase) decrease in prepaid expenses and other assets	(431)	(339)	345
(Decrease) increase in accrued expenses and other liabilities	1,302	2,258	(2,105)
Gain on sale of real estate acquired through foreclosure	(48)	(10)	(67)
Write down of real estate held for investment	78	1,625	1,573
Other	641	954	147
Net cash provided by operating activities	26,812	27,876	24,784
Investing activities:
Loan originations	(219,195)	(181,847)	(185,080)
Purchases of:
Securities available for sale	(244,115)	(302,507)	(249,769)
Interest rate cap contracts			(970)
Premises and equipment	(433)	(2,197)	(1,910)
Principal repayments of:
Loans receivable	201,232	172,428	216,767
Securities available for sale	264,215	234,831	268,288
Proceeds from the sale of:
Securities available for sale	3,657	25,359
Real estate acquired through foreclosure	2,148	934	1,123
Proceeds from Bank Owned Life Insurance	1,386
Redemption of FHLB stock	6,179	4,841	1,373
Funding of real estate held for investment	(9,890)	(10,061)	(11,951)
Proceeds from real estate held for investment	6,629	9,589	8,987
Net cash provided by (used in) investing activities	11,813	(48,630)	46,858
Financing activities:
Net increase in deposits	21,647	143,765	68,298
Proceeds from long-term borrowings	9,067	13,786	80,423
Repayments of long-term borrowings	(112,094)	(119,616)	(177,108)
Net increase (decrease) in short-term borrowings	27,016	(2,666)	(17,500)
Cash disbursement to noncontrolling interest	(648)	(1,539)	(815)
Proceeds received from exercise of stock options	794	832	614
Dividends paid	(7,321)	(5,409)	(4,815)
Payments to acquire treasury stock	(541)	(4,754)	(1,143)
Stock purchased by ESOP	(329)	(504)	(189)
Net cash (used in) provided by financing activities	(62,409)	23,895	(52,235)
Net (decrease) increase in cash and cash equivalents	(23,784)	3,141	19,407
Cash and cash equivalents at beginning of period	38,848	35,707	16,300
Cash and cash equivalents at end of period	15,064	38,848	35,707
Supplemental information:
Interest paid	29,732	35,784	42,759
Income taxes paid	3,737	3,919	4,316
Supplemental schedule of non-cash investing and financing activities:
Transfers from loans receivable to real estate acquired through foreclosure	1,237	4,674	1,757
Transfers between other assets and other liabilities			56
Originated loans for real estate held for investment	8,063	5,097	5,378
Dividends declared but not paid		$ 1,460	$ 1,203